Portfolio Market Risk Measures (Details) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	$ 59.9
Stressed Value-at-Risk (one-day)	79.6
Incremental Risk Capital Charge (one-year)	222.9
Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	53.3	$ 38.4	$ 28.8	$ 40.1	$ 32.3
Stressed Value-at-Risk (one-day)	82.7	81.1	38.4	77.7	35.6
Incremental Risk Capital Charge (one-year)	240.3	289.3	339.3	285.3	353.0
High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	64.2
Stressed Value-at-Risk (one-day)	90.1
Incremental Risk Capital Charge (one-year)	310.9
Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	45.0
Stressed Value-at-Risk (one-day)	72.7
Incremental Risk Capital Charge (one-year)	190.9
Interest rate risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	29.9
Interest rate risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	21.5	22.5	12.5	20.5	17.4
Interest rate risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	35.2
Interest rate risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	12.3
Credit risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	27.4
Credit risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	29.6	20.0	8.2	20.6	17.3
Credit risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	38.4
Credit risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	22.0
Equity price risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	11.6
Equity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	15.6	13.8	9.0	13.5	9.8
Equity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	24.3
Equity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	11.1
Currency risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	2.7
Currency risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	3.0	1.4	1.4	1.9	2.1
Currency risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	5.4
Currency risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	1.3
Commodity price risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	6.9
Commodity price risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	6.0	4.5	3.5	5.1	4.9
Commodity price risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	8.8
Commodity price risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	4.1
Idiosyncratic debt specific risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	50.4
Idiosyncratic debt specific risk [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	45.0	31.1	24.4	32.9	28.8
Idiosyncratic debt specific risk [member] | High risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	56.7
Idiosyncratic debt specific risk [member] | Low risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	35.5
Risk diversification effect [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	(69.0)
Risk diversification effect [member] | Average risk [member]
MarketRisk [Line Items]
Total Value-at-Risk (one-day)	$ (67.4)	$ (54.9)	$ (30.2)	$ (54.4)	$ (48.0)